Loss per share (Details) - CHF (SFr) SFr / shares in Units, SFr in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Numerator
Net loss attributable to equity holders of the Company	SFr (22,760)	SFr (16,833)	SFr (40,622)	SFr (34,346)
Denominator
Weighted-average number of shares outstanding used to compute EPS basic attributable to equity holders	99,549,910	84,612,997	99,467,690	83,654,663
Weighted-average number of shares outstanding used to compute EPS diluted attributable to equity holders	99,549,910	84,612,997	99,467,690	83,654,663
Basic loss per share for the period attributable to equity holders	SFr (0.23)	SFr (0.20)	SFr (0.41)	SFr (0.41)
Diluted loss per share for the period attributable to equity holders	SFr (0.23)	SFr (0.20)	SFr (0.41)	SFr (0.41)